Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share (Detail) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Weighted average number of ordinary shares outstanding for basic net income per ordinary share (in shares)	54,129,439	55,248,900	58,746,935
Effect of dilutive share options outstanding (in shares)	719,607	1,158,236	1,543,098
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share (in shares)	54,849,046	56,407,136	60,290,033